CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenue:
Revenue	¥ 49,268,561	$ 7,143,270	¥ 36,136,423	¥ 16,257,933
Cost of sales:
Total cost of sales	(44,124,568)	(6,397,461)	(29,314,990)	(14,384,514)
Gross profit	5,143,993	745,809	6,821,433	1,873,419
Operating expenses:
Research and development	(10,836,261)	(1,571,110)	(4,591,852)	(2,487,770)
Selling, general and administrative	(10,537,119)	(1,527,739)	(6,878,132)	(3,932,271)
Other operating (loss)/income, net	588,728	85,358	152,248	(61,023)
Total operating expenses	(20,784,652)	(3,013,491)	(11,317,736)	(6,481,064)
Loss from operations	(15,640,659)	(2,267,682)	(4,496,303)	(4,607,645)
Interest and investment income	1,358,719	196,996	911,833	166,904
Interest expenses	(333,216)	(48,312)	(637,410)	(426,015)
Gain on extinguishment of debt	138,332	20,056
Share of (loss)/income of equity investees	377,775	54,772	62,510	(66,030)
Other (loss)/income, net	(282,952)	(41,024)	184,686	(364,928)
Loss before income tax expense	(14,382,001)	(2,085,194)	(3,974,684)	(5,297,714)
Income tax expense	(55,103)	(7,989)	(42,265)	(6,368)
Net loss	(14,437,104)	(2,093,183)	(4,016,949)	(5,304,082)
Accretion on redeemable non-controlling interests to redemption value	(279,355)	(40,503)	(6,586,579)	(311,670)
Net loss attributable to non-controlling interests	157,014	22,765	31,219	4,962
Net loss attributable to ordinary shareholders of NIO Inc	(14,559,445)	(2,110,921)	(10,572,309)	(5,610,790)
Net loss	(14,437,104)	(2,093,183)	(4,016,949)	(5,304,082)
Other comprehensive income/(loss)
Change in unrealized gains related to available-for-sale debt securities, net of tax	746,336	108,209	24,224
Foreign currency translation adjustment, net of nil tax	717,274	103,995	(230,345)	137,596
Total other comprehensive income/(loss)	1,463,610	212,204	(206,121)	137,596
Total comprehensive loss	(12,973,494)	(1,880,979)	(4,223,070)	(5,166,486)
Accretion on redeemable non-controlling interests to redemption value	(279,355)	(40,503)	(6,586,579)	(311,670)
Net loss attributable to non-controlling interests	157,014	22,765	31,219	4,962
Other comprehensive income attributable to non-controlling interests	(151,299)	(21,936)	(4,727)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (13,247,134)	$ (1,920,653)	¥ (10,783,157)	¥ (5,473,194)
Weighted average number of ordinary shares used in computing net loss per share
Weighted average number of ordinary shares, basic	1,636,999,280	1,636,999,280	1,572,702,112	1,182,660,948
Weighted average number of ordinary shares, diluted	1,636,999,280	1,636,999,280	1,572,702,112	1,182,660,948
Net loss per share attributable to ordinary shareholders
Net loss per share, basic | (per share)	¥ (8.89)	$ (1.29)	¥ (6.72)	¥ (4.74)
Net loss per share, diluted | (per share)	¥ (8.89)	$ (1.29)	¥ (6.72)	¥ (4.74)
Weighted average number of ADS used in computing net loss per ADS
Weighted average number of ADS, basic	1,636,999,280	1,636,999,280	1,572,702,112	1,182,660,948
Weighted average number of ADS, diluted	1,636,999,280	1,636,999,280	1,572,702,112	1,182,660,948
Net loss per ADS attributable to ordinary shareholders
Net loss per ADS, basic | (per share)	¥ (8.89)	$ (1.29)	¥ (6.72)	¥ (4.74)
Net loss per ADS, diluted | (per share)	¥ (8.89)	$ (1.29)	¥ (6.72)	¥ (4.74)
Vehicle sales
Revenue:
Revenue	¥ 45,506,581	$ 6,597,834	¥ 33,169,740	¥ 15,182,522
Cost of sales:
Total cost of sales	(39,271,801)	(5,693,876)	(26,516,643)	(13,255,770)
Other sales
Revenue:
Revenue	3,761,980	545,436	2,966,683	1,075,411
Cost of sales:
Total cost of sales	¥ (4,852,767)	$ (703,585)	¥ (2,798,347)	¥ (1,128,744)